Schedule of Investments
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–160.74%(a)
Alabama–1.38%
Alabama (State of) Special Care Facilities Financing Authority (Ascension Health Senior Credit Group); Series 2016 B, Ref. RB(b)	5.00%	11/15/2046	$ 4,390	$ 4,609,406
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging);
Series 2016, RB	5.25%	06/01/2025	395	396,158
Series 2016, RB	5.75%	06/01/2045	25	24,655
Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2046	2,400	2,721,465
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(c)	5.25%	05/01/2044	820	831,822
				8,583,506
Arizona–3.51%
Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2042	1,965	2,022,157
Arizona (State of) Industrial Development Authority; Series 2020 A, RB(c)	5.00%	12/15/2050	385	394,912
Arizona (State of) Industrial Development Authority (Great Lakes Senior Living Community); Series 2019 B, RB	5.13%	01/01/2054	80	53,200
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2017 A, Ref. RB(c)(d)(e)	5.00%	07/01/2022	675	683,848
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	5.00%	11/15/2031	1,220	1,230,972
Series 2017, Ref. RB	5.00%	11/15/2045	835	789,791
La Paz (County of), AZ Industrial Development Authority (Charter School Solutions- Harmony Public Schools); Series 2018 A, RB	5.00%	02/15/2048	700	727,887
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools);
Series 2019, Ref. RB(c)	5.00%	07/01/2054	550	557,557
Series 2021, RB(c)	4.00%	07/01/2056	675	558,381
Mesa (City of), AZ; Series 2013, RB(b)(d)(e)	5.00%	07/01/2032	7,600	7,623,372
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB(c)	6.50%	07/01/2034	450	479,739
Phoenix Civic Improvement Corp.; Series 2020, RB(b)	5.00%	07/01/2049	2,850	3,135,061
Pima (City of), AZ Industrial Development Authority (The) (Tucson Medical Center); Series 2021, Ref. RB	3.00%	04/01/2051	1,465	1,162,260
Pima (County of), AZ Industrial Development Authority (American Leadership Academy); Series 2019, Ref. RB(c)	5.00%	06/15/2052	340	342,179
Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB(c)	5.25%	07/01/2048	1,125	1,127,142
Salt Verde Financial Corp.; Series 2007, RB	5.00%	12/01/2037	765	864,298
				21,752,756
Arkansas–0.15%
Arkansas (State of) Development Finance Authority (Baptist Memorial Health); Series 2020, Ref. RB	5.00%	09/01/2040	850	907,896
California–23.82%
Alhambra Unified School District (Election of 2004);
Series 2009 B, GO Bonds (INS - AGC)(f)(g)	0.00%	08/01/2035	3,570	2,295,096
Series 2009 B, GO Bonds (INS - AGC)(f)(g)	0.00%	08/01/2036	5,770	3,563,498
Bay Area Toll Authority (San Francisco Bay Area); Series 2017 F-1, RB(b)(d)(e)(h)	5.00%	04/01/2056	2,280	2,580,916
Beverly Hills Unified School District (Election of 2008);
Series 2009, GO Bonds(g)	0.00%	08/01/2026	1,390	1,254,009
Series 2009, GO Bonds(g)	0.00%	08/01/2031	2,680	2,032,619
California (County of), CA Tobacco Securitization Agency; Series 2020 A, Ref. RB	4.00%	06/01/2039	250	253,184
California (County of), CA Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB(g)	0.00%	06/01/2055	10,115	876,940
California (County of), CA Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 B-1, Ref. RB	5.00%	06/01/2049	80	84,588
Series 2020 B-2, Ref. RB(g)	0.00%	06/01/2055	1,590	286,627
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of);
Series 2012, GO Bonds	5.00%	09/01/2036	$ 2,460	$ 2,478,049
Series 2020, GO Bonds (INS - BAM)(f)	3.00%	11/01/2050	2,225	1,999,425
Series 2022, Ref. GO Bonds	4.00%	04/01/2042	3,040	3,251,969
Series 2022, Ref. GO Bonds	5.00%	04/01/2042	950	1,046,431
California (State of) Community Housing Agency (Annadel Apartments); Series 2019 A, RB(c)	5.00%	04/01/2049	790	765,003
California (State of) Health Facilities Financing Authority (City of Hope); Series 2012 A, RB	5.00%	11/15/2032	3,500	3,546,745
California (State of) Health Facilities Financing Authority (PIH Health); Series 2020 A, RB	4.00%	06/01/2050	3,935	3,927,544
California (State of) Housing Finance Agency;
Series 2019 A-2, RB	4.00%	03/20/2033	457	457,415
Series 2021 A, RB	3.25%	08/20/2036	680	634,504
Series 2021-1, Class A, Ctfs.	3.50%	11/20/2035	777	744,958
California (State of) Municipal Finance Authority (Bella Mente Montessori Academy); Series 2018 A, RB(c)	5.00%	06/01/2048	180	180,925
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB	5.00%	05/15/2035	1,185	1,242,168
California (State of) Municipal Finance Authority (Community Medical Centers); Series 2017 A, Ref. RB	5.00%	02/01/2037	1,000	1,067,632
California (State of) Municipal Finance Authority (Green Bonds); Series 2021, RB (INS - BAM)(f)	4.00%	05/15/2041	500	500,694
California (State of) Municipal Finance Authority (Linxs APM); Series 2018 A, RB(i)	5.00%	12/31/2043	885	924,968
California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, RB(i)	4.00%	07/15/2029	1,590	1,557,950
California (State of) Municipal Finance Authority (William Jessup University); Series 2019, Ref. RB	5.00%	08/01/2039	240	241,852
California (State of) Pollution Control Finance Authority;
Series 2012, RB(c)(i)	5.00%	07/01/2027	1,090	1,097,469
Series 2012, RB(c)(i)	5.00%	07/01/2030	1,450	1,457,694
Series 2012, RB(c)(i)	5.00%	07/01/2037	3,195	3,207,210
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.25%	12/01/2044	780	799,653
Series 2016 A, RB(c)	5.00%	12/01/2041	1,245	1,266,575
Series 2016 A, RB(c)	5.25%	12/01/2056	950	967,566
California Infrastructure & Economic Development Bank;
Series 2003 A, RB(b)(d)(e)	5.00%	07/01/2033	1,720	1,976,119
Series 2003 A, RB(b)(d)(e)	5.00%	01/01/2028	3,340	3,835,995
California State University;
Series 2019 A, RB	5.00%	11/01/2044	1,910	2,151,782
Series 2019 A, RB(b)	5.00%	11/01/2049	2,010	2,251,527
Clovis Unified School District (Election of 2004); Series 2004 A, GO Bonds (INS - NATL)(f)(g)	0.00%	08/01/2029	695	562,905
CSCDA Community Improvement Authority (Jefferson-Anaheim Social Bonds); Series 2021 A, RB(c)	3.13%	08/01/2056	790	599,218
CSCDA Community Improvement Authority (Social Bonds);
Series 2021 A-2, RB(c)	4.00%	09/01/2056	790	709,872
Series 2021, RB(c)	4.00%	08/01/2056	475	423,129
Dry Creek Joint Elementary School District (Election of 2008-Measure E);
Series 2009, GO Bonds(g)	0.00%	08/01/2040	4,685	2,368,601
Series 2009, GO Bonds(g)	0.00%	08/01/2041	4,965	2,399,235
Series 2009, GO Bonds(g)	0.00%	08/01/2042	5,265	2,431,432
Series 2009, GO Bonds(g)	0.00%	08/01/2043	3,460	1,524,305
Series 2009, GO Bonds(g)	0.00%	08/01/2044	4,825	2,028,977
El Segundo Unified School District (Election of 2008);
Series 2009 A, GO Bonds(g)	0.00%	08/01/2031	1,775	1,330,531
Series 2009 A, GO Bonds(g)	0.00%	08/01/2032	1,980	1,429,058
Golden State Tobacco Securitization Corp.;
Series 2013 A, RB(d)(e)	5.00%	06/01/2023	3,250	3,361,913
Series 2018 A-1, Ref. RB(d)(e)	5.00%	06/01/2022	515	515,000
Series 2018 A-1, Ref. RB(d)(e)	5.00%	06/01/2028	1,295	1,503,576
Series 2021 B-2, Ref. RB(g)	0.00%	06/01/2066	2,455	324,872
Los Angeles (City of), CA Department of Airports; Series 2018 C, RB(i)	5.00%	05/15/2035	915	987,256
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport);
Series 2019, RB(i)	5.00%	05/15/2039	840	912,293
Series 2022, Ref. RB(i)	5.00%	05/15/2045	2,000	2,222,757
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Los Angeles (City of), CA Department of Water & Power;
Series 2012 A, RB(b)(d)	5.00%	07/01/2043	$ 6,510	$ 6,523,856
Series 2022 A, RB(b)	5.00%	07/01/2051	2,220	2,554,615
Menifee Union School District (Election of 2008); Series 2009 C, GO Bonds (INS - AGC)(f)(g)	0.00%	08/01/2034	1,985	1,293,076
Moreland School District (Crossover Series 14); Series 2006 C, Ref. GO Bonds (INS - AMBAC)(f)(g)	0.00%	08/01/2029	3,955	3,210,084
M-S-R Energy Authority;
Series 2009 B, RB	7.00%	11/01/2034	555	708,479
Series 2009 B, RB	6.50%	11/01/2039	2,090	2,676,975
Mt. San Antonio Community College District (Election of 2008); Series 2013 A, GO Bonds(j)	6.25%	08/01/2043	1,900	1,921,706
Oak Grove School District (Election of 2008); Series 2009 A, GO Bonds(g)	0.00%	08/01/2028	2,875	2,403,594
Patterson Joint Unified School District (Election of 2008);
Series 2009 B, GO Bonds (INS - AGM)(f)(g)	0.00%	08/01/2036	4,025	2,451,436
Series 2009 B, GO Bonds (INS - AGM)(f)(g)	0.00%	08/01/2037	1,590	928,665
Poway Unified School District (Election of 2008 - School Facilities Improvement District No. 2007-1);
Series 2009 A, GO Bonds(g)	0.00%	08/01/2027	4,005	3,483,319
Series 2009 A, GO Bonds(g)	0.00%	08/01/2031	5,000	3,754,742
Regents of the University of California; Series 2013 AI, RB(b)	5.00%	05/15/2033	4,000	4,119,473
Regents of the University of California Medical Center Pooled Revenue; Series 2022 P, RB(b)(h)	4.00%	05/15/2053	5,110	5,229,413
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport); Series 2019 A, RB(i)	5.00%	05/01/2036	1,110	1,216,643
San Jose Evergreen Community College District (Election of 2004); Series 2008 B, GO Bonds (INS - AGM)(f)(g)	0.00%	09/01/2030	3,300	2,565,986
Santa Cruz (County of), CA Capital Financing Authority; Series 2021 A, RB	4.00%	06/01/2046	755	773,318
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, RB	5.50%	09/01/2032	590	604,849
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB(g)	0.00%	06/01/2041	3,295	1,137,371
University of California; Series 2021 Q, Ref. RB (INS - BAM)(f)	4.00%	05/15/2051	2,420	2,498,385
William S. Hart Union High School District (Election of 2008);
Series 2009 A, GO Bonds(g)	0.00%	08/01/2032	15,570	11,237,594
Series 2009 A, GO Bonds(g)	0.00%	08/01/2033	5,725	3,970,063
				147,705,871
Colorado–5.28%
Aurora Crossroads Metropolitan District No. 2; Series 2020 B, GO Bonds	7.75%	12/15/2050	500	469,986
Aurora Highlands Community Authority Board; Series 2021 A, Ref. RB	5.75%	12/01/2051	790	740,030
Belford North Metropolitan District; Series 2020 A, GO Bonds	5.50%	12/01/2050	985	905,595
Colorado (State of) Health Facilities Authority (CommonSpirit Health);
Series 2019 A-2, Ref. RB	5.00%	08/01/2044	3,485	3,638,876
Series 2019 A-2, Ref. RB(b)(h)	5.00%	08/01/2044	1,185	1,237,322
Series 2019 A-2, Ref. RB	4.00%	08/01/2049	1,585	1,549,381
Colorado (State of) Health Facilities Authority (Evangelical Lutheran Good Samaritan Society (The)); Series 2017, Ref. RB(d)(e)	5.00%	06/01/2027	555	627,542
Colorado (State of) Health Facilities Authority (SCL Health System); Series 2013 A, RB	5.50%	01/01/2035	2,500	2,612,562
Colorado (State of) Science and Technology Park Metropolitan District No. 1; Series 2018, RB	5.00%	12/01/2033	500	509,913
Colorado Crossing Metropolitan District No. 2; Series 2020 A-1, Ref. GO Bonds	5.00%	12/01/2047	500	470,916
Denver (City & County of), CO;
Series 2013 B, RB	5.25%	11/15/2032	5,000	5,194,655
Series 2018 A, RB(b)(i)	5.25%	12/01/2048	4,160	4,490,544
Great Western Metropolitan District; Series 2020, Ref. GO Bonds	4.75%	12/01/2050	435	414,251
Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 B, Ref. RB	5.75%	12/15/2050	725	728,937
Johnstown Plaza Metropolitan District; Series 2022, Ref. GO Bonds	4.25%	12/01/2046	785	699,844
Mirabelle Metropolitan District No. 2; Series 2020 A, GO Bonds	5.00%	12/01/2049	605	580,587
Neu Town Metropolitan District; Series 2018 A, Ref. GO Bonds	5.38%	12/01/2046	665	669,877
North Range Metropolitan District No. 3; Series 2020 A, GO Bonds	5.00%	12/01/2040	500	506,048
Public Authority for Colorado Energy; Series 2008, RB	6.50%	11/15/2038	2,710	3,550,730
Rampart Range Metropolitan District No. 5; Series 2021, RB	4.00%	12/01/2051	500	399,161
Village Metropolitan District (The); Series 2020, Ref. GO Bonds	4.15%	12/01/2030	490	488,957
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Windler Public Improvement Authority;
Series 2021 A-1, RB	4.13%	12/01/2051	$ 1,260	$ 1,002,734
Series 2021 A-2, RB(j)	4.50%	12/01/2041	1,950	1,234,948
				32,723,396
District of Columbia–1.04%
District of Columbia; Series 2006 B-1, RB (INS - NATL)(f)	5.00%	02/01/2031	785	787,026
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045	585	588,742
District of Columbia Water & Sewer Authority (Green Bonds);
Series 2019 A, RB	5.00%	10/01/2044	1,780	1,977,123
Series 2022 C-1, RB	4.00%	10/01/2051	1,575	1,609,163
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2019 B, Ref. RB	4.00%	10/01/2049	1,580	1,511,933
				6,473,987
Florida–9.74%
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs);
Series 2022 A, Ref. RB(c)	5.00%	11/15/2061	1,075	838,126
Series 2022 B, RB(c)	6.50%	11/15/2033	100	91,097
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group); Series 2022 A, Ref. RB	4.00%	04/01/2052	475	454,481
Broward (County of), FL;
Series 2013 C, RB(d)(e)	5.25%	10/01/2023	2,500	2,617,633
Series 2015 A, RB(i)	5.00%	10/01/2045	1,010	1,063,209
Series 2017, RB(b)(h)(i)	5.00%	10/01/2047	3,450	3,659,145
Series 2019 B, RB(i)	4.00%	09/01/2044	790	800,043
Series 2022 A, RB	4.00%	10/01/2045	2,020	2,097,319
Series 2022 A, RB	4.00%	10/01/2047	3,200	3,302,046
Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2047	3,160	3,270,067
Cape Coral (City of), FL Health Facilities Authority (Gulf Care, Inc.); Series 2015, Ref. RB(c)	6.00%	07/01/2045	240	240,854
Capital Trust Agency, Inc. (Sarasota-Manatee Jewish Housing Council, Inc.); Series 2017, Ref. RB(c)	5.00%	07/01/2046	1,250	1,113,621
Central Florida Expressway Authority; Series 2019 B, RB(b)(h)	5.00%	07/01/2049	2,255	2,458,321
Davie (Town of), FL (Nova Southeastern University); Series 2013 A, RB(d)(e)	6.00%	04/01/2023	1,250	1,295,193
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2048	2,850	2,914,482
Florida Development Finance Corp. (Green Bonds); Series 2019 B, RB(c)(i)	7.38%	01/01/2049	640	647,614
Greater Orlando Aviation Authority; Series 2019 A, RB(i)	4.00%	10/01/2044	2,500	2,511,426
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2018 E, RB(i)	5.00%	10/01/2048	1,960	2,101,877
Lake (County of), FL (Lakeside at Waterman Village);
Series 2020 A, Ref. RB	5.50%	08/15/2040	615	611,449
Series 2020 A, Ref. RB	5.75%	08/15/2050	270	267,370
Series 2020 A, Ref. RB	5.75%	08/15/2055	1,000	975,321
Series 2020 B-3, RB	3.38%	08/15/2026	130	128,016
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2039	845	869,952
Miami-Dade (County of), FL;
Series 2012 A, Ref. RB(d)(e)(i)	5.00%	10/01/2022	1,000	1,012,095
Series 2012 B, Ref. RB(d)(e)	5.00%	10/01/2022	1,750	1,771,754
Series 2016 A, Ref. RB	5.00%	10/01/2041	1,170	1,240,325
Series 2021, RB	4.00%	10/01/2046	2,500	2,590,159
Subseries 2021 B-1, Ref. RB(i)	4.00%	10/01/2046	1,000	1,002,217
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami); Series 2018 A, RB(b)	5.00%	04/01/2053	3,650	3,901,214
Miami-Dade (County of), FL Expressway Authority; Series 2010 A, RB	5.00%	07/01/2040	2,500	2,513,491
Orlando (City of), FL Greater Orlando Aviation Authority; Series 2017 A, RB(i)	5.00%	10/01/2047	935	991,681
Osceola (County of), FL;
Series 2020 A-2, Ref. RB(g)	0.00%	10/01/2050	1,405	390,709
Series 2020 A-2, Ref. RB(g)	0.00%	10/01/2052	430	108,874
Series 2020 A-2, Ref. RB(g)	0.00%	10/01/2053	1,675	404,084
Series 2020 A-2, Ref. RB(g)	0.00%	10/01/2054	365	83,882
Palm Beach (County of), FL Health Facilities Authority; Series 2020, RB	5.00%	06/01/2055	475	484,610
Palm Beach (County of), FL Health Facilities Authority (BRRH Corp. Obligated Group); Series 2014, Ref. RB(d)(e)	5.00%	12/01/2024	1,125	1,207,262
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Palm Beach (County of), FL Health Facilities Authority (Jupiter Medical Center, Inc.); Series 2013 A, RB	5.00%	11/01/2043	$ 2,030	$ 2,037,281
Putnam (County of), FL Development Authority (Seminole Electric Cooperative); Series 2018 B, Ref. PCR	5.00%	03/15/2042	790	872,379
South Broward Hospital District; Series 2021 A, RB	3.00%	05/01/2051	790	658,977
Sumter (County of), FL Industrial Development Authority (Central Florida Health Alliance);
Series 2014 A, RB	5.00%	07/01/2025	500	519,044
Series 2014 A, RB	5.00%	07/01/2027	500	517,261
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	1,270	1,313,295
Tampa Bay Water; Series 2001 A, Ref. RB (INS - NATL)(f)	6.00%	10/01/2029	2,000	2,466,429
				60,415,685
Georgia–1.70%
Augusta (City of), GA Development Authority; Series 2018, RB	4.00%	07/01/2037	2,955	2,899,807
Brookhaven Development Authority;
Series 2020, RB(b)(h)	4.00%	07/01/2044	2,265	2,298,890
Series 2020, RB(b)(h)	4.00%	07/01/2049	2,080	2,086,537
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.); Series 2021 A, RB	3.00%	02/15/2051	475	377,008
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4); Series 2019 A, RB	5.00%	01/01/2049	610	652,183
Georgia (State of) Municipal Electric Authority of Georgia (Plant Vogtle Units 3 & 4); Series 2021 A, Ref. RB (INS - AGM)(f)	4.00%	01/01/2046	1,000	1,011,018
Main Street Natural Gas, Inc.; Series 2019 C, RB(e)	4.00%	09/01/2026	1,165	1,190,003
				10,515,446
Hawaii–1.61%
Hawaii (State of);
Series 2015 A, RB(i)	5.00%	07/01/2041	2,600	2,736,094
Series 2015 A, RB(i)	5.00%	07/01/2045	1,545	1,621,536
Series 2018 A, RB(i)	5.00%	07/01/2043	3,335	3,580,123
Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group); Series 2013 A, Ref. RB(d)	5.50%	07/01/2043	2,000	2,068,848
				10,006,601
Idaho–0.45%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.);
Series 2017 A, Ref. RB	5.00%	11/15/2032	700	661,260
Series 2017 A, Ref. RB	5.25%	11/15/2037	980	905,674
Spring Valley Community Infrastructure District No. 1; Series 2021, RB(c)	3.75%	09/01/2051	1,580	1,233,538
				2,800,472
Illinois–15.07%
Chicago (City of), IL;
Series 2002 B, GO Bonds	5.50%	01/01/2037	615	639,836
Series 2005 D, Ref. GO Bonds	5.50%	01/01/2040	385	400,303
Series 2007 E, Ref. GO Bonds	5.50%	01/01/2042	310	321,939
Series 2012, RB	5.00%	01/01/2042	2,030	2,032,479
Series 2014, RB	5.00%	11/01/2044	790	807,670
Series 2014, Ref. RB(d)(e)	5.00%	01/01/2024	1,000	1,048,979
Series 2015 A, GO Bonds	5.50%	01/01/2033	3,085	3,217,532
Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	1,850	2,017,397
Chicago (City of), IL (O’Hare International Airport);
Series 2015 C, RB(i)	5.00%	01/01/2046	775	788,454
Series 2015 D, RB	5.00%	01/01/2046	540	560,877
Series 2017 D, RB(b)(h)(i)	5.00%	01/01/2042	2,500	2,622,970
Series 2017 D, RB	5.25%	01/01/2042	1,240	1,340,963
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Chicago (City of), IL Board of Education;
Series 2017 H, GO Bonds	5.00%	12/01/2046	$ 910	$ 939,463
Series 2018 A, Ref. GO Bonds (INS - AGM)(f)	5.00%	12/01/2031	625	693,948
Series 2018 C, Ref. GO Bonds	5.00%	12/01/2022	950	960,529
Series 2018 C, Ref. GO Bonds	5.00%	12/01/2023	500	513,008
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds);
Series 2016 E, GO Bonds	5.00%	12/01/2045	1,605	1,748,306
Series 2021 A, GO Bonds	4.00%	12/01/2046	1,325	1,340,604
Chicago (City of), IL Midway International Airport; Series 2014 A, Ref. RB(i)	5.00%	01/01/2041	1,125	1,158,200
Chicago (City of), IL Transit Authority; Series 2014, RB	5.00%	12/01/2044	3,070	3,173,481
Chicago Park District; Series 2020 D, GO Bonds (INS - BAM)(f)	4.00%	01/01/2038	1,330	1,356,763
Cook (County of), IL Forest Preserve District;
Series 2012 B, GO Bonds(b)(h)	5.00%	12/15/2032	2,540	2,547,267
Series 2012 B, GO Bonds(b)(h)	5.00%	12/15/2037	2,540	2,546,953
Illinois (State of);
First Series 2001, GO Bonds (INS - NATL)(f)	6.00%	11/01/2026	2,000	2,207,798
Series 2013, GO Bonds (INS - AGM)(f)	5.25%	07/01/2029	1,960	2,024,305
Series 2014, GO Bonds	5.00%	05/01/2029	1,000	1,030,880
Series 2014, GO Bonds	5.00%	05/01/2036	750	763,945
Series 2017 C, GO Bonds	5.00%	11/01/2029	250	268,806
Series 2017 D, GO Bonds	5.00%	11/01/2024	295	311,532
Series 2017 D, GO Bonds	5.00%	11/01/2026	4,655	5,057,451
Series 2018 A, GO Bonds	6.00%	05/01/2027	725	824,357
Series 2018 A, GO Bonds	5.00%	05/01/2030	1,115	1,200,068
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2022	555	561,107
Series 2020, GO Bonds	5.50%	05/01/2039	985	1,066,988
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB(d)(e)	5.00%	09/01/2024	1,300	1,386,549
Illinois (State of) Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(i)	8.00%	06/01/2032	340	339,955
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB	5.00%	11/01/2040	55	54,346
Series 2019 A, Ref. RB	5.00%	11/01/2049	525	500,883
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2015 A, Ref. RB	5.00%	11/15/2045	2,165	2,255,776
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB(d)(e)	6.25%	08/15/2023	1,000	1,048,716
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	1,870	1,938,814
Illinois (State of) Finance Authority (Three Crowns Park);
Series 2017, Ref. RB	4.00%	02/15/2027	275	276,065
Series 2017, Ref. RB	5.25%	02/15/2037	190	196,048
Series 2017, Ref. RB	5.25%	02/15/2047	795	810,512
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB(b)(d)(e)	5.25%	10/01/2052	3,390	3,489,394
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002 A, RB(d)(e)	5.75%	06/15/2022	8,480	8,578,425
Series 2002, RB (INS - AGM)(f)(g)	0.00%	12/15/2029	2,500	1,939,164
Illinois (State of) Municipal Electric Agency; Series 2015 A, Ref. RB	4.00%	02/01/2035	1,895	1,909,223
Illinois (State of) Sports Facilities Authority (The); Series 2014, Ref. RB (INS - AGM)(f)	5.00%	06/15/2027	3,500	3,666,751
Illinois (State of) Toll Highway Authority; Series 2013 A, RB(b)	5.00%	01/01/2038	10,050	10,184,203
Regional Transportation Authority; Series 2000, RB (INS - NATL)(f)	6.50%	07/01/2030	2,150	2,532,131
Sales Tax Securitization Corp.; Series 2018 A, RB(b)	5.00%	01/01/2048	3,960	4,257,446
				93,459,559
Indiana–2.72%
Indiana (State of) Finance Authority (KIPP Indianapolis, Inc.); Series 2020 A, RB	5.00%	07/01/2055	455	464,058
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing);
Series 2013 A, RB(d)(e)(i)	5.00%	07/01/2023	500	517,173
Series 2013 A, RB(d)(e)(i)	5.00%	07/01/2023	525	543,032
Series 2013, RB(d)(e)(i)	5.00%	07/01/2023	3,480	3,599,524
Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.);
Series 2012 A, RB	4.25%	11/01/2030	1,395	1,432,181
Series 2012 A, RB	5.00%	06/01/2039	2,840	2,844,355
Indiana (State of) Health Facility Financing Authority; Series 1992 C, Ref. RB(d)	7.38%	07/01/2023	830	855,931
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana–(continued)
Indiana (State of) Municipal Power Agency; Series 2013 A, RB(d)(e)	5.25%	07/01/2023	$ 1,000	$ 1,038,105
Indianapolis Local Public Improvement Bond Bank; Series 2013 F, RB(b)	5.00%	02/01/2030	4,500	4,583,640
Indianapolis Local Public Improvement Bond Bank (Indianapolis Airport); Series 2019, Ref. RB(i)	5.00%	01/01/2028	605	668,103
Valparaiso (City of), IN (Pratt Paper, LLC); Series 2013, RB(i)	5.88%	01/01/2024	325	333,572
				16,879,674
Iowa–1.33%
Iowa (State of) Board of Regents (University of Iowa Hospital & Clinics); Series 2022 B, RB	3.00%	09/01/2056	1,530	1,256,008
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	395	395,088
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(e)	5.00%	12/01/2042	2,575	2,761,992
Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2016, RB	5.00%	05/15/2041	475	478,542
Iowa (State of) Tobacco Settlement Authority;
Series 2021 A-2, Ref. RB	5.00%	06/01/2032	900	1,008,867
Series 2021 A-2, Ref. RB	4.00%	06/01/2049	950	919,490
Series 2021 B-1, Ref. RB	0.38%	06/01/2030	70	70,000
Series 2021 B-1, Ref. RB	4.00%	06/01/2049	1,395	1,385,878
				8,275,865
Kansas–0.40%
Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2013 IV-A, RB	6.38%	05/15/2043	1,500	1,522,958
Series 2018 I, Ref. RB	5.00%	05/15/2047	1,000	949,421
				2,472,379
Kentucky–2.42%
Henderson (City of), KY (Pratt Paper LLC); Series 2022 A, RB(c)(i)	4.70%	01/01/2052	630	633,843
Kentucky (Commonwealth of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2011 B, RB (SIFMA Municipal Swap Index + 1.40%)(e)(k)	2.08%	02/01/2025	670	674,247
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2040	1,810	1,886,214
Series 2015 A, RB	5.00%	01/01/2045	305	316,628
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.); Series 2017 A, Ref. RB	5.00%	06/01/2045	935	970,332
Kentucky (Commonwealth of) Municipal Power Agency (Prairie State); Series 2019 A, Ref. RB	5.00%	09/01/2037	1,190	1,306,275
Kentucky Bond Development Corp.; Series 2020, RB (INS - BAM)(b)(f)(h)	5.00%	09/01/2044	3,640	4,060,605
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, RB	5.50%	10/01/2033	3,000	3,111,418
Warren (County of), KY (Bowling Green-Warren County Community Hospital Corp.); Series 2013, Ref. RB(d)(e)	5.00%	04/01/2023	2,000	2,057,902
				15,017,464
Louisiana–1.13%
Louisiana (State of) Energy & Power Authority (LEPA Unit No. 1);
Series 2013 A, RB(d)(e)	5.25%	06/01/2023	2,000	2,070,965
Series 2013 A, RB(d)(e)	5.25%	06/01/2023	2,000	2,070,965
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. John the Baptist); Series 2019, RB(c)	3.90%	11/01/2044	870	734,563
New Orleans (City of), LA Aviation Board; Series 2015 B, RB(i)	5.00%	01/01/2040	1,000	1,042,187
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. RB	5.25%	05/15/2033	1,070	1,083,854
				7,002,534
Maryland–1.06%
Howard (County of), MD (Downtown Columbia);
Series 2017 A, RB(c)	4.38%	02/15/2039	1,000	978,475
Series 2017 A, RB(c)	4.50%	02/15/2047	500	478,411
Maryland (State of) Health & Higher Educational Facilities Authority (Adventist Healthcare Obligated Group); Series 2016 A, RB	5.50%	01/01/2046	1,425	1,517,855
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health); Series 2016, Ref. RB	5.00%	07/01/2047	705	734,129
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland–(continued)
Maryland (State of) Health & Higher Educational Facilities Authority (Peninsula Regional Medical Center); Series 2015, Ref. RB(d)(e)	5.00%	07/01/2024	$ 1,435	$ 1,521,158
Prince Georges (County of), MD (Collington Episcopal Life Care Community, Inc.); Series 2017, Ref. RB	5.00%	04/01/2028	670	664,703
Rockville (City of), MD (Ingleside at King Farm);
Series 2017 B, RB	4.25%	11/01/2037	175	159,947
Series 2017 B, RB	5.00%	11/01/2047	520	517,015
				6,571,693
Massachusetts–2.19%
Massachusetts (Commonwealth of) Bay Transportation Authority (Sustainability Bonds); Series 2022 A, Ref. RB	5.00%	07/01/2052	2,360	2,773,135
Massachusetts (Commonwealth of) Development Finance Agency (Dana-Farber Cancer Institute); Series 2016, RB	5.00%	12/01/2046	1,300	1,359,515
Massachusetts (Commonwealth of) Development Finance Agency (Emerson College); Series 2016 A, RB	5.00%	01/01/2047	1,550	1,604,121
Massachusetts (Commonwealth of) Port Authority; Series 2019 A, Ref. RB(i)	5.00%	07/01/2037	1,000	1,096,752
Massachusetts (Commonwealth of) Port Authority (Bosfuel); Series 2019 A, Ref. RB(i)	4.00%	07/01/2044	1,000	998,960
Massachusetts (Commonwealth of) Transportation Fund; Series 2016 B, RB	4.00%	06/01/2046	2,385	2,426,380
University of Massachusetts Building Authority; Series 2022 1, RB	5.00%	11/01/2052	3,000	3,309,334
				13,568,197
Michigan–2.96%
Academy of Warren; Series 2020 A, RB(c)	5.00%	05/01/2035	290	268,355
Detroit Downtown Development Authority; Series 2018 A, RB (INS - AGM)(b)(f)(h)	5.00%	07/01/2038	1,500	1,575,626
Grand Rapids Economic Development Corp. (Beacon Hill at Eastgate); Series 2017 A, Ref. RB	5.00%	11/01/2052	1,185	1,198,384
Lakeview Public School District; Series 2022, GO Bonds	3.00%	11/01/2034	305	294,503
Michigan (State of) Building Authority (Facilities Program); Series 2016 I, RB(b)	5.00%	04/15/2041	2,655	2,871,842
Michigan (State of) Finance Authority (Beaumont Health Credit Group); Series 2016, RB	5.00%	11/01/2044	1,710	1,790,299
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-6, Ref. RB	5.00%	07/01/2033	565	588,460
Series 2014 D-4, Ref. RB	5.00%	07/01/2029	565	591,843
Series 2015, RB	5.00%	07/01/2035	1,165	1,228,991
Michigan (State of) Finance Authority (Landmark Academy);
Series 2020, Ref. RB	5.00%	06/01/2035	160	158,643
Series 2020, Ref. RB	5.00%	06/01/2045	465	441,843
Michigan (State of) Finance Authority (MidMichigan Health Credit Group); Series 2014, Ref. RB(d)(e)	5.00%	06/01/2024	2,070	2,191,922
Michigan (State of) Finance Authority (Trinity Health Credit Group); Series 2017 MI, RB(b)(d)(h)	5.00%	12/01/2046	3,575	3,781,799
Michigan (State of) Strategic Fund (Canterbury Health Care, Inc.); Series 2016, RB(c)	5.00%	07/01/2026	595	558,965
Western Michigan University;
Series 2013, Ref. RB(d)(e)	5.25%	11/15/2023	400	420,373
Series 2013, Ref. RB(d)(e)	5.25%	11/15/2023	350	367,827
				18,329,675
Minnesota–0.33%
Bethel (City of), MN (Spectrum High School); Series 2017 A, Ref. RB	4.25%	07/01/2047	425	388,790
Minnesota (State of) Municipal Gas Agency; Series 2022 A, RB(e)	4.00%	12/01/2027	1,265	1,325,610
St. Paul (City of), MN Housing & Redevelopment Authority (Hope Community Academy); Series 2020, RB	5.00%	12/01/2055	400	354,024
				2,068,424
Mississippi–0.12%
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 2021, RB	2.38%	06/01/2044	1,060	771,975
Missouri–1.15%
Kansas City (City of), MO Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/2028	1,970	1,977,254
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport); Series 2019 B, RB (INS - AGM)(f)(i)	5.00%	03/01/2049	945	1,010,821
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. RB	5.25%	05/15/2050	465	453,019
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2019, Ref. RB	5.00%	02/01/2048	330	344,358
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
St. Louis (County of), MO Industrial Development Authority (Friendship Village of Sunset Hills); Series 2013 A, RB	5.50%	09/01/2033	$ 1,375	$ 1,387,070
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.00%	09/01/2038	1,975	1,951,058
				7,123,580
Nebraska–1.05%
Central Plains Energy Project (No. 3);
Series 2012, RB(l)	5.00%	09/01/2032	5,500	5,543,945
Series 2017 A, Ref. RB	5.00%	09/01/2042	870	990,092
				6,534,037
Nevada–0.33%
Clark (County of), NV Department of Aviation; Series 2013 A, Ref. RB(i)	5.00%	07/01/2028	2,000	2,028,820
New Hampshire–0.32%
New Hampshire (State of) Health and Education Facilities Authority; Series 2020 A, RB	5.00%	08/01/2059	1,700	1,988,040
New Jersey–5.80%
Garden State Preservation Trust; Series 2005 A, RB (INS - AGM)(f)	5.75%	11/01/2028	2,485	2,850,278
New Jersey (State of) Economic Development Authority;
Series 2005 N-1, Ref. RB (INS - NATL)(b)(f)(h)	5.50%	09/01/2022	3,555	3,590,897
Series 2005 N-1, Ref. RB (INS - AMBAC)(f)	5.50%	09/01/2024	2,000	2,130,128
Series 2013, RB(i)	5.00%	07/01/2023	1,750	1,794,996
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.); Series 1999, RB(i)	5.13%	09/15/2023	435	440,576
New Jersey (State of) Economic Development Authority (Social Bonds); Series 2021, RB	4.00%	06/15/2040	1,000	1,004,854
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, RB(i)	5.50%	01/01/2026	1,000	1,037,881
Series 2013, RB(i)	5.38%	01/01/2043	1,000	1,022,399
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group); Series 2017, RB	4.00%	07/01/2047	2,440	2,447,266
New Jersey (State of) Transportation Trust Fund Authority;
Series 2006 C, RB (INS - AGC)(f)(g)	0.00%	12/15/2026	8,435	7,491,519
Series 2008 A, RB (INS - BAM)(f)(g)	0.00%	12/15/2037	1,920	1,084,966
Series 2014, RB	5.00%	06/15/2030	875	957,363
Series 2016 A-1, RN	5.00%	06/15/2028	935	1,014,162
Series 2018 A, Ref. RB	5.00%	12/15/2035	880	953,570
Series 2018 A, Ref. RN	5.00%	06/15/2031	960	1,029,602
Series 2018 A, RN(b)(h)	5.00%	06/15/2029	1,505	1,624,790
Series 2018 A, RN(b)(h)	5.00%	06/15/2030	515	553,415
Salem (County of), NJ Pollution Control Financing Authority (Chambers); Series 2014 A, PCR(d)(i)	5.00%	12/01/2023	1,550	1,587,663
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	2,370	2,514,719
Series 2018 A, Ref. RB	5.25%	06/01/2046	790	850,918
				35,981,962
New Mexico–0.12%
Santa Fe (City of), NM (El Castillo Retirement); Series 2019 A, RB	5.00%	05/15/2049	800	756,982
New York–22.53%
City of New York NY;
Series 2022-XM1009, RB(b)	5.25%	05/01/2038	1,275	1,519,059
Series 2022-XM1009, RB(b)	5.25%	05/01/2038	2,165	2,549,801
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	2,460	2,460,517
Hudson Yards Infrastructure Corp.;
Series 2017 A, Ref. RB	4.00%	02/15/2044	2,380	2,412,823
Series 2017 A, Ref. RB (INS - AGM)(f)	4.00%	02/15/2047	755	763,549
Metropolitan Transportation Authority;
Series 2012 F, Ref. RB	5.00%	11/15/2024	1,500	1,520,543
Series 2013 B, RB	5.00%	11/15/2038	1,680	1,717,076
Series 2020 A, RB (INS - AGM)(b)(f)	4.00%	11/15/2046	2,550	2,503,681
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Metropolitan Transportation Authority (Bidding Group 1);
Series 2022 A, RB	4.00%	11/15/2040	$ 1,685	$ 1,718,683
Series 2022 A, RB	4.00%	11/15/2043	2,810	2,850,222
Metropolitan Transportation Authority (Green Bonds);
Series 2017 C-1, Ref. RB	5.00%	11/15/2023	570	593,189
Series 2017 C-1, Ref. RB	4.00%	11/15/2038	550	547,178
Series 2020 C-1, RB	5.25%	11/15/2055	1,270	1,372,712
New York & New Jersey (States of) Port Authority;
Series 2017 200, Ref. RB	5.25%	10/15/2057	930	1,030,924
Series 2020 221, RB(i)	4.00%	07/15/2055	2,200	2,201,923
Two Hundred Seventh Series 2018, Ref. RB(b)(h)(i)	5.00%	09/15/2028	3,105	3,433,325
New York (City of), NY; Series 2020 C, GO Bonds	5.00%	08/01/2042	2,380	2,667,652
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium); Series 2021 A, Ref. RB (INS - AGM)(f)	3.00%	01/01/2046	2,380	2,008,831
New York (City of), NY Municipal Water Finance Authority;
Series 2013 DD, RB	5.00%	06/15/2035	2,900	2,987,189
Series 2021 AA-1, RB	4.00%	06/15/2051	1,575	1,631,352
Series 2021 CC-1, RB	5.00%	06/15/2051	4,795	5,453,932
New York (City of), NY Transitional Finance Authority;
Series 2013 I, RB	5.00%	05/01/2038	1,535	1,568,750
Series 2017 F-1, RB	5.00%	05/01/2042	700	760,884
Series 2020, RB	4.00%	05/01/2039	2,200	2,299,414
Subseries 2012 E-1, RB(b)	5.00%	02/01/2037	7,155	7,175,176
New York (City of), NY Water & Sewer System; Series 2012 FF, RB(b)(d)(e)	5.00%	06/15/2045	1,000	1,001,409
New York (State of) Dormitory Authority (Bidding Group 3); Series 2017 B, Ref. RB	4.00%	02/15/2044	3,180	3,256,885
New York (State of) Dormitory Authority (City of New York); Series 2005 A, RB (INS - AMBAC)(f)	5.50%	05/15/2029	1,805	2,146,042
New York (State of) Dormitory Authority (General Purpose); Series 2013 A, RB(d)(e)	5.00%	02/15/2023	2,050	2,101,819
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer); Series 2022 1-B, RB(c)	4.00%	07/01/2051	3,425	3,359,291
New York (State of) Dormitory Authority (New York University); Series 1998 A, RB (INS - NATL)(f)	5.75%	07/01/2027	880	956,906
New York (State of) Mortgage Agency (Social Bonds); Series 2021, RB	3.25%	10/01/2051	630	626,408
New York (State of) Power Authority; Series 2020 A, RB(b)	4.00%	11/15/2045	3,500	3,558,484
New York (State of) Power Authority (Green Bonds); Series 2020, RB(b)	4.00%	11/15/2055	3,930	3,968,174
New York (State of) Thruway Authority;
Series 2019 B, RB(b)	4.00%	01/01/2050	5,110	5,206,570
Series 2019 B, RB (INS - AGM)(b)(f)(h)	4.00%	01/01/2050	2,490	2,548,639
New York City (City of), NY Transitional Finance Authority; Subseries 2020 B-1, RB(b)	4.00%	11/01/2045	3,165	3,260,220
New York Counties Tobacco Trust IV; Series 2005 A, RB	5.00%	06/01/2045	265	265,012
New York Counties Tobacco Trust V; Series 2005 S-2, RB(g)	0.00%	06/01/2050	10,140	1,469,956
New York Counties Tobacco Trust VI; Series 2016 A-1, Ref. RB	5.75%	06/01/2043	2,995	3,373,752
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. RB(c)	5.00%	11/15/2044	5,230	5,252,601
New York State Urban Development Corp.; Series 2020 A, RB	4.00%	03/15/2045	5,000	5,140,251
New York State Urban Development Corp. (Bidding Group 3); Series 2021 A, Ref. RB	4.00%	03/15/2045	3,160	3,247,621
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2020, Ref. RB(i)	5.25%	08/01/2031	585	622,126
Series 2020, Ref. RB(i)	5.38%	08/01/2036	900	978,599
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(i)	5.00%	08/01/2026	1,545	1,545,109
Series 2016, Ref. RB(i)	5.00%	08/01/2031	1,270	1,270,089
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB(i)	5.00%	01/01/2031	225	234,498
Series 2018, RB(i)	5.00%	01/01/2033	1,980	2,056,105
Series 2018, RB(i)	5.00%	01/01/2034	955	990,213
Series 2018, RB(i)	4.00%	01/01/2036	1,425	1,374,479
Series 2020, RB(i)	5.00%	10/01/2040	1,905	1,974,615
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(i)	5.00%	07/01/2046	2,985	3,087,928
Series 2016 A, RB(i)	5.25%	01/01/2050	1,620	1,688,571
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Transportation Development Corp. (Terminal 4 John F. Kennedy International Airport); Series 2022, RB(i)	5.00%	12/01/2035	$ 1,200	$ 1,300,974
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University); Series 2019, Ref. RB	4.00%	12/01/2047	2,245	2,273,440
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.75%	08/15/2043	1,500	1,513,502
Suffolk Tobacco Asset Securitization Corp.; Series 2021, Ref. RB	4.00%	06/01/2050	395	396,483
Triborough Bridge & Tunnel Authority;
Series 2021 C-1A, RB	5.00%	05/15/2051	650	738,312
Series 2022 C, RB	5.00%	05/15/2047	1,885	2,161,115
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2020 A, RB	5.00%	11/15/2049	4,700	5,274,694
Series 2020 A, RB	5.00%	11/15/2054	990	1,106,527
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	2,615	2,666,718
				139,742,522
North Carolina–3.81%
Charlotte (City of), NC (Charlotte Douglas International Airport);
Series 2017 A, RB(b)	5.00%	07/01/2047	4,000	4,336,179
Series 2019, RB	4.00%	07/01/2044	640	656,788
Series 2017 A, RB(b)	5.00%	07/01/2042	1,775	1,935,102
North Carolina (State of) Department of Transportation (I-77 HOT Lanes);
Series 2015, RB(i)	5.00%	12/31/2037	750	772,198
Series 2015, RB(i)	5.00%	06/30/2054	1,115	1,134,447
North Carolina (State of) Medical Care Commission (Duke University Health System); Series 2012 A, RB(b)(d)(e)	5.00%	06/01/2042	5,110	5,110,000
North Carolina Capital Facilities Finance Agency; Series 2015 B, Ref. RB(b)(d)(e)	5.00%	10/01/2055	8,820	9,662,403
				23,607,117
North Dakota–0.65%
Ward (County of), ND (Trinity Obligated Group);
Series 2017 C, RB	5.00%	06/01/2043	2,040	2,136,632
Series 2017 C, RB	5.00%	06/01/2048	1,815	1,890,711
				4,027,343
Ohio–5.28%
Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group); Series 2016, Ref. RB	5.25%	11/15/2046	775	817,996
American Municipal Power, Inc. (Combined Hydroelectric); Series 2016 A, Ref. RB	4.00%	02/15/2035	1,000	1,023,970
American Municipal Power, Inc. (Greenup Hydroelectric); Series 2016 A, RB	5.00%	02/15/2046	490	516,847
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2039	445	447,412
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	4,120	3,990,392
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	7,495	7,613,425
Series 2020 B-3, Ref. RB(g)	0.00%	06/01/2057	8,155	1,201,239
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB	6.50%	01/01/2034	1,000	1,025,223
Columbus (City of) & Franklin (County of), OH Finance Authority (Easton); Series 2020, RB(c)	5.00%	06/01/2028	680	695,966
Cuyahoga (County of), OH (Metrohealth System); Series 2017, Ref. RB	5.25%	02/15/2047	2,500	2,687,589
Cuyahoga (County of), OH (MetroHealth System); Series 2017, Ref. RB	5.50%	02/15/2052	1,555	1,698,081
Gallia (County of), OH (Holzer Health System Obligated Group); Series 2012, Ref. RB(d)(e)	8.00%	07/01/2022	955	960,040
Hamilton (County of), OH (Life Enriching Communities); Series 2016, Ref. RB	5.00%	01/01/2046	1,370	1,379,757
Lucas (County of), OH (ProMedica Healthcare System); Series 2018 A, Ref. RB	5.25%	11/15/2048	1,740	1,740,349
Montgomery (County of), OH (Trousdale Foundation Properties); Series 2018 A, RB(c)	6.00%	04/01/2038	1,425	641,250
Ohio (State of) (Portsmouth Bypass); Series 2015, RB (INS - AGM)(f)(i)	5.00%	12/31/2039	735	774,674
Ohio (State of) (University Health System, Inc.); Series 2021 A, Ref. RB	4.00%	01/15/2046	2,370	2,384,199
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, RB(c)(i)	4.25%	01/15/2038	555	553,721
Ohio (State of) Turnpike Commission (Infrastructure); Series 2013 A, RB(d)	5.00%	02/15/2028	2,500	2,557,318
				32,709,448
Oklahoma–0.78%
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.50%	08/15/2057	4,755	4,852,946
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oklahoma–(continued)
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources, Inc.-Cross Village Student Housing); Series 2017, RB(m)	5.00%	08/01/2052	$ 1,785	$ 1,785
				4,854,731
Oregon–0.65%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa); Series 2020 A, Ref. RB	5.38%	11/15/2055	475	479,562
University of Oregon; Series 2020, RB(b)(h)	5.00%	04/01/2050	3,140	3,532,943
				4,012,505
Pennsylvania–2.48%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue);
Series 2018 A, Ref. RB	4.00%	04/01/2044	3,915	3,871,543
Series 2018 A, Ref. RB	5.00%	04/01/2047	1,000	1,057,131
Beaver (County of), PA Industrial Development Authority (FirstEnergy Nuclear Generation); Series 2006 A, Ref. PCR(e)	4.38%	07/01/2022	850	850,225
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2018 B, RB	5.25%	12/01/2048	1,105	1,198,747
Series 2021 A, RB	4.00%	12/01/2050	1,180	1,146,480
Philadelphia (City of), PA;
Series 2017 A, RB	5.00%	10/01/2052	1,010	1,105,826
Series 2017 B, Ref. RB(i)	5.00%	07/01/2047	3,595	3,793,494
Series 2021, Ref. RB (INS - AGM)(f)(i)	4.00%	07/01/2046	1,100	1,101,570
Philadelphia (City of), PA Authority for Industrial Development (String Theory Charter School);
Series 2020, Ref. RB(c)	5.00%	06/15/2040	145	147,948
Series 2020, Ref. RB(c)	5.00%	06/15/2050	270	272,116
Philadelphia (City of), PA Industrial Development Authority (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2047	775	814,517
				15,359,597
Puerto Rico–6.10%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	3,255	3,306,849
Series 2002, RB	5.63%	05/15/2043	1,740	1,771,744
Series 2005 A, RB(g)	0.00%	05/15/2050	5,450	915,302
Series 2005 B, RB(g)	0.00%	05/15/2055	2,390	228,776
Series 2008 A, RB(g)	0.00%	05/15/2057	14,090	948,783
Series 2008 B, RB(g)	0.00%	05/15/2057	35,570	1,884,726
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(g)	0.00%	07/01/2024	903	830,447
Series 2021 A-1, GO Bonds	5.25%	07/01/2023	3,548	3,595,830
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	1,100	1,201,373
Series 2021 A-1, GO Bonds	4.00%	07/01/2046	315	294,705
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2012 A, RB(d)	5.00%	07/01/2033	170	170,495
Series 2012 A, RB(d)	5.13%	07/01/2037	1,510	1,514,546
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2003 NN, RB (INS - NATL)(f)	4.75%	07/01/2033	575	592,739
Series 2007 VV, Ref. RB (INS - NATL)(f)	5.25%	07/01/2032	1,270	1,324,691
Series 2007 VV, Ref. RB (INS - NATL)(f)	5.25%	07/01/2033	690	719,521
Series 2007 VV, Ref. RB (Acquired 07/19/2018; Cost $645,533) (INS - NATL)(f)(n)	5.25%	07/01/2035	610	636,352
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 1998 A, RB (INS - NATL)(f)	4.75%	07/01/2038	630	649,436
Series 2004 J, RB (INS - NATL)(f)	5.00%	07/01/2029	370	379,021
Series 2007 N, Ref. RB (INS - AGM)(f)	5.50%	07/01/2029	600	643,610
Series 2007 N, Ref. RB (INS - NATL)(f)	5.25%	07/01/2032	725	756,221
Series 2007 N, Ref. RB (INS - AGC)(f)	5.25%	07/01/2034	1,135	1,205,156
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(g)	0.00%	07/01/2029	$ 1,355	$ 1,032,957
Series 2018 A-1, RB(g)	0.00%	07/01/2031	330	226,896
Series 2018 A-1, RB(g)	0.00%	07/01/2033	2,000	1,223,967
Series 2018 A-1, RB(g)	0.00%	07/01/2046	4,740	1,442,247
Series 2018 A-1, RB(g)	0.00%	07/01/2051	14,505	3,204,932
Series 2018 A-1, RB	4.75%	07/01/2053	1,730	1,740,556
Series 2018 A-1, RB	5.00%	07/01/2058	3,740	3,811,866
Series 2019 A-2, RB	4.33%	07/01/2040	1,560	1,561,948
				37,815,692
South Carolina–2.15%
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. RB(d)(e)	5.25%	08/01/2023	1,400	1,457,783
South Carolina (State of) Ports Authority;
Series 2015, RB(d)(e)(i)	5.25%	07/01/2025	3,005	3,271,303
Series 2015, RB(d)(e)(i)	5.25%	07/01/2025	210	228,610
Series 2015, RB(d)(e)(i)	5.25%	07/01/2025	1,020	1,110,392
South Carolina (State of) Public Service Authority;
Series 2013 E, RB	5.50%	12/01/2053	3,595	3,703,937
Series 2014 C, Ref. RB	5.00%	12/01/2046	1,120	1,159,004
Series 2021 B, RB	5.00%	12/01/2051	1,400	1,533,607
Series 2022 A, RB	4.00%	12/01/2052	860	844,112
				13,308,748
South Dakota–0.67%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health); Series 2017, Ref. RB	4.00%	07/01/2042	2,800	2,807,780
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group); Series 2015, Ref. RB	5.00%	11/01/2045	1,315	1,362,699
				4,170,479
Tennessee–1.38%
Clarksville (City of), TN; Series 2021 A, RB	4.00%	02/01/2051	1,605	1,638,694
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group); Series 2018 A, Ref. RB	5.00%	07/01/2036	1,785	1,917,305
Memphis (City of), TN; Series 2020, RB	4.00%	12/01/2050	1,590	1,623,188
Metropolitan Nashville Airport Authority (The); Series 2019 B, RB(i)	5.00%	07/01/2049	615	662,888
Tennessee Energy Acquisition Corp.;
Series 2006 A, RB	5.25%	09/01/2023	1,280	1,320,503
Series 2006 A, RB	5.25%	09/01/2026	1,275	1,378,313
				8,540,891
Texas–17.19%
Alamo Community College District; Series 2012, GO Bonds(b)	5.00%	08/15/2034	5,105	5,131,680
Central Texas Regional Mobility Authority; Series 2021 B, RB	5.00%	01/01/2046	635	693,209
Clifton Higher Education Finance Corp. (Idea Public School); Series 2021 T, RB (CEP - Texas Permanent School Fund)	4.00%	08/15/2047	1,175	1,227,646
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	5.75%	08/15/2033	1,580	1,667,105
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport); Series 2014 A, Ref. RB(i)	5.25%	11/01/2026	2,000	2,074,076
Grand Parkway Transportation Corp.; Series 2018 A, RB	5.00%	10/01/2043	1,285	1,401,300
Harris (County of), TX; Series 2007 C, Ref. GO Bonds (INS - AGM)(f)	5.25%	08/15/2031	5,395	6,621,941
Harris County Toll Road Authority (The); Series 2021, Ref. RB	4.00%	08/15/2050	1,220	1,241,198
Houston (City of), TX (United Airlines, Inc.);
Series 2018, RB(i)	5.00%	07/15/2028	500	513,501
Series 2021, RB(i)	4.00%	07/15/2041	555	495,979
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2014, Ref. RB(i)	4.75%	07/01/2024	930	934,797
Houston (City of), TX Convention & Entertainment Facilities Department; Series 2001 B, RB (INS - AGM)(f)(g)	0.00%	09/01/2025	4,650	4,264,257
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB(c)(d)(e)	5.50%	08/15/2024	1,205	1,284,728
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(c)(i)	4.63%	10/01/2031	2,935	3,046,151
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
New Hope Cultural Education Facilities Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2032	$ 205	$ 205,206
Series 2018, Ref. RB	5.00%	10/01/2033	1,280	1,278,815
New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 A-1, RB(m)	4.75%	07/01/2052	750	525,000
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community); Series 2016, Ref. RB	5.00%	07/01/2046	1,380	1,150,173
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC - Texas A&M University); Series 2014 A, RB (INS - AGM)(f)	5.00%	04/01/2046	1,900	1,965,029
New Hope Cultural Education Facilities Finance Corp. (Collegiate Housing Stephenville II, LLC - Tarleton State University); Series 2014 A, RB(d)(e)	5.00%	04/01/2024	1,000	1,055,056
New Hope Cultural Education Facilities Finance Corp. (Forefront Living Plano); Series 2020 A, RB(c)(g)	0.00%	12/01/2025	250	270,741
New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center); Series 2021, Ref. RB(c)	4.00%	08/15/2041	1,165	1,075,030
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries); Series 2013, RB(d)	6.50%	01/01/2043	1,000	1,027,418
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North); Series 2020, RB	5.25%	10/01/2055	2,380	2,258,094
North Texas Tollway Authority;
Series 2008 D, Ref. RB (INS - AGC)(f)(g)	0.00%	01/01/2028	18,900	16,034,414
Series 2008 D, Ref. RB (INS - AGC)(f)(g)	0.00%	01/01/2031	3,740	2,823,791
San Antonio (City of), TX;
Series 2013, RB(d)(e)	5.00%	02/01/2023	2,495	2,552,411
Series 2021 A, RB	5.00%	02/01/2046	1,655	1,861,355
Tarrant (County of), TX; Series 2022, GO Bonds	4.00%	07/15/2047	10,500	10,917,053
Tarrant County Cultural Education Facilities Finance Corp.; Series 2016 A, Ref. RB(b)	5.00%	02/15/2047	3,260	3,458,026
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);
Series 2016, Ref. RB	5.00%	05/15/2037	1,735	1,759,156
Series 2016, Ref. RB	5.00%	05/15/2045	1,510	1,518,020
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2017 A, RB (Acquired 12/15/2016; Cost $1,781,595)(m)(n)	6.38%	02/15/2048	1,765	1,182,550
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.63%	11/15/2041	80	85,626
Series 2020, Ref. RB	6.75%	11/15/2051	80	85,239
Series 2020, Ref. RB	6.88%	11/15/2055	80	85,680
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2016 A, Ref. RB	5.00%	02/15/2041	3,900	4,160,979
Temple (City of), TX; Series 2018 A, RB	5.00%	08/01/2028	675	707,176
Texas (State of) (College Student Loan); Series 2017, GO Bonds(i)	3.00%	08/01/2034	1,000	970,632
Texas (State of) Transportation Commission;
Series 2016 A, GO Bonds	5.00%	04/01/2044	1,555	1,683,222
Series 2019, RB(g)	0.00%	08/01/2041	2,000	836,070
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2015 B, Ref. RB(g)	0.00%	08/15/2036	3,170	1,715,008
Series 2015 B, Ref. RB(g)	0.00%	08/15/2037	970	497,701
Series 2015 C, Ref. RB	5.00%	08/15/2042	3,675	3,771,952
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	3,455	3,720,570
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes); Series 2016, RB(i)	5.00%	12/31/2055	1,050	1,076,680
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC Segments 3A and 3B Facility); Series 2013, RB(i)	7.00%	12/31/2038	1,300	1,357,559
Texas Private Activity Bond Surface Transportation Corp. (Segment 3C); Series 2019, RB(i)	5.00%	06/30/2058	2,240	2,337,513
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	5	5,016
				106,611,529
Utah–1.40%
Black Desert Public Infrastructure District; Series 2021 A, GO Bonds(c)	4.00%	03/01/2051	500	413,300
Military Installation Development Authority; Series 2021 A-2, RB	4.00%	06/01/2052	500	380,257
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah–(continued)
Salt Lake City (City of), UT;
Series 2018 A, RB(i)	5.00%	07/01/2048	$ 1,230	$ 1,305,602
Series 2018 A, RB(i)	5.25%	07/01/2048	1,635	1,757,461
Series 2021 A, RB(i)	5.00%	07/01/2032	785	880,351
Series 2021 A, RB(i)	5.00%	07/01/2051	1,220	1,320,412
Salt Lake City (City of), UT (Salt Lake City International Airport); Series 2017 A, RB(b)(i)	5.00%	07/01/2047	2,490	2,627,483
				8,684,866
Virginia–2.05%
Roanoke (City of), VA Economic Development Authority (Carilion Clinic Obligated Group); Series 2020, Ref. RB	5.00%	07/01/2047	1,190	1,447,067
Roanoke (City of), VA Economic Development Authority (Richfield Living); Series 2020, RB (Acquired 01/23/2020; Cost $300,000)(n)	5.00%	09/01/2050	300	219,317
Virginia (Commonwealth of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC);
Series 2012, RB(d)(i)	6.00%	01/01/2037	805	807,914
Series 2012, RB(d)(i)	5.50%	01/01/2042	2,930	2,939,458
Virginia (Commonwealth of) Small Business Financing Authority (I-495 Hot Lanes);
Series 2022, Ref. RB(i)	5.00%	12/31/2047	790	856,576
Series 2022, Ref. RB(i)	5.00%	12/31/2052	1,250	1,347,223
Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3);
Series 2017, RB(i)	5.00%	12/31/2049	405	422,052
Series 2017, RB(i)	5.00%	12/31/2052	855	888,415
Virginia (State of) Small Business Financing Authority (95 Express Lanes LLC);
Series 2022, Ref. RB(i)	5.00%	01/01/2036	1,000	1,095,465
Series 2022, Ref. RB(i)	4.00%	07/01/2039	2,750	2,710,345
				12,733,832
Washington–1.60%
Kalispel Tribe of Indians; Series 2018 B, RB(c)	5.25%	01/01/2038	1,000	1,090,455
Washington (State of); Series 2019 A, GO Bonds(b)	5.00%	08/01/2042	1,770	1,981,690
Washington (State of) Convention Center Public Facilities District;
Series 2018, RB	5.00%	07/01/2043	1,105	1,157,341
Series 2018, RB(b)(h)	5.00%	07/01/2048	3,955	4,119,706
Series 2018, RB	5.00%	07/01/2048	790	810,114
Washington (State of) Housing Finance Commission (Bayview Manor Homes);
Series 2016 A, Ref. RB(c)	5.00%	07/01/2046	415	405,887
Series 2016 A, Ref. RB(c)	5.00%	07/01/2051	340	329,352
				9,894,545
West Virginia–0.14%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2020, Ref. RB(c)	7.50%	06/01/2043	795	864,815
Wisconsin–4.33%
Public Finance Authority (American Dream at Meadowlands);
Series 2017, RB(c)	6.75%	08/01/2031	865	808,688
Series 2017, RB(c)	6.75%	12/01/2042	2,015	1,914,475
Public Finance Authority (Explore Academy); Series 2022 A, RB(c)	6.13%	02/01/2050	435	417,632
Public Finance Authority (KU Campus Development Corp.); Series 2016, RB(b)(h)	5.00%	03/01/2046	3,375	3,572,698
Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB(c)	5.13%	06/15/2039	620	630,484
Wisconsin (State of) Center District;
Series 2020 D, RB (INS - AGM)(f)(g)	0.00%	12/15/2055	6,025	1,410,508
Series 2020 D, RB (INS - AGM)(f)(g)	0.00%	12/15/2060	23,275	4,306,308
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group);
Series 2021, RB	3.00%	08/15/2051	790	648,724
Series 2021, RB	4.00%	08/15/2051	2,640	2,580,266
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/2039	3,500	3,509,380
Wisconsin (State of) Health & Educational Facilities Authority (Mile Bluff Medical Center, Inc.);
Series 2014, RB	5.00%	05/01/2026	1,100	1,097,539
Series 2014, RB	5.13%	05/01/2029	1,000	989,508
Wisconsin (State of) Public Finance Authority (Explore Academy); Series 2020 A, RB(c)	6.13%	02/01/2050	400	384,029
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(c)	6.38%	01/01/2048	$ 615	$ 378,225
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	1,585	1,706,545
Series 2018 A, RB	5.35%	12/01/2045	1,585	1,677,252
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	795	836,622
				26,868,883
Wyoming–0.37%
Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. RB(b)(d)(e)	5.00%	01/01/2047	2,020	2,270,297
TOTAL INVESTMENTS IN SECURITIES(o)–160.74% (Cost $973,769,614)					996,794,316
FLOATING RATE NOTE OBLIGATIONS–(21.72)%
Notes with interest and fee rates ranging from 1.34% to 1.51% at 05/31/2022 and contractual maturities of collateral ranging from 09/01/2022 to 04/01/2056(p)					(134,695,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(37.70)%					(233,783,923)
OTHER ASSETS LESS LIABILITIES–(1.32)%					(8,181,307)
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%					$620,134,086
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SIFMA	– Securities Industry and Financial Markets Association
Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Underlying security related to TOB Trusts entered into by the Trust.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2022 was $47,704,588, which represented 7.69% of the Trust’s Net Assets.
(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(f)	Principal and/or interest payments are secured by the bond insurance company listed.
(g)	Zero coupon bond issued at a discount.
(h)	Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $38,760,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(i)	Security subject to the alternative minimum tax.
(j)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(k)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2022.
(l)	Security subject to crossover refunding.
(m)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2022 was $1,709,335, which represented less than 1% of the Trust’s Net Assets.
(n)	Restricted security. The aggregate value of these securities at May 31, 2022 was $2,038,219, which represented less than 1% of the Trust’s Net Assets.
(o)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(p)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2022. At May 31, 2022, the Trust’s investments with a value of $197,325,318 are held by TOB Trusts and serve as collateral for the $134,695,000 in the floating rate note obligations outstanding at that date.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of May 31, 2022, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Quality Municipal Income Trust